Equity Investments in Unconsolidated Subsidiaries	9 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments in Unconsolidated Subsidiaries
Equity Investments in Unconsolidated Subsidiaries

In July 2010, the Company and AmTrust Financial Services, Inc. (“AmTrust”) formed Tiger Capital LLC (“Tiger”) for the purposes of acquiring certain life settlement contracts whereby each company initially contributed approximately $11,000 for the respective fifty percent ownership interests in Tiger. In 2011, the Company, through its wholly-owned subsidiary, American Capital Acquisition Investments, S.A. (“ACAI”), formed AMT Capital Alpha, LLC (“AMT Alpha”) with AmTrust for the purposes of acquiring additional life settlement contracts.

On March 28, 2013, the Company entered into a Stock Purchase Agreement with ACP Re Ltd. ("ACP Re") to acquire 50% of the issued and outstanding shares of AMT Capital Holdings S.A. (“AMTCH”), a Luxembourg Societe Anonyme, for cash consideration in the amount of $12,136. ACP Re Ltd. and the Company are majority owned and controlled by a common parent and the transaction is accounted for as between entities under common control. AMTCH’s primary purpose is to acquire certain life settlement contracts. AmTrust owns the remaining 50% of AMTCH. The Company accounts for AMTCH using the equity method of accounting. The Company’s 50% equity interest in AMTCH at the acquisition date was approximately $22,411. The difference between the equity interest and consideration paid was recorded as additional paid-in capital of $10,275.

In December 2013, ACAI and AmTrust formed AMT Capital Holdings II S.A (“AMTCH II”). The company is equally owned by both parties and was established for the purpose of acquiring additional life settlement contracts.

A life settlement contract is a contract between the owner of a life insurance policy and a third party who obtains the ownership and beneficiary rights of the underlying life insurance policy. The Company, along with AmTrust, is obligated to pay premiums on these life insurance policies as they come due. A third party serves as the administrator for two of the life settlement contract portfolios, for which it receives an administrative fee. The third-party administrator is eligible to receive a percentage of profits after certain time and performance thresholds have been met.

Tiger, AMT Alpha, AMTCH and AMTCH II are considered to be variable interest entities (“VIE”), for which the Company is not a primary beneficiary. In determining whether it is the primary beneficiary of a VIE, the Company considered qualitative and quantitative factors, including, but not limited to, activities that most significantly impact the VIE's economic performance and which party controls such activities. The Company does not have the ability to direct the activities of Tiger, AMT Alpha, AMTCH and AMTCH II that most significantly impact its economic performance. The Company’s maximum exposure to a loss as a result of its involvement with the unconsolidated VIE is limited to its recorded investment plus additional capital commitments. The Company uses the equity method of accounting to account for its investments in Tiger, AMT Alpha, AMTCH and AMTCH II (collectively, “LSC Entities”).

The Company currently has a fifty percent ownership interest in the LSC Entities. AmTrust owns the remaining fifty percent interest in the LSC Entities.

The following tables present the investment activity in the LSC Entities.

Nine Months Ended September 30, 2014
	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Balance at beginning of period	$73,186	$6,537	$32,966	$13,497	$126,186
Contributions	10,708	756	4,527	685	16,676
Equity in earnings (losses) of unconsolidated subsidiaries	(7,036)	81	(2,672)	7,037	(2,590)
Change in equity method investments	3,672	837	1,855	7,722	14,086
Balance at end of period	$76,858	$7,374	$34,821	$21,219	$140,272

Nine Months Ended September 30, 2013
	Tiger	AMT Alpha	AMTCH	Total
Balance at beginning of period	$58,273	$8,211	$—	$66,484
Contributions	8,890	450	6,375	15,715
Acquisition of interest	—	—	22,411	22,411
Equity in earnings (losses) of unconsolidated subsidiaries	(133)	(2,439)	1,820	(752)
Change in equity method investments	8,757	(1,989)	30,606	37,374
Balance at end of period	$67,030	$6,222	$30,606	$103,858

The following tables summarize total assets and total liabilities as of September 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in the LSC Entities.

September 30, 2014
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$157,788	$15,449	$67,214	$42,749	$283,200
Total assets	168,065	15,955	69,803	44,346	298,169
Total liabilities	14,350	1,206	161	1,909	17,626
Members' equity	153,715	14,749	69,642	42,437	280,543
NGHC's 50% ownership interest	$76,858	$7,374	$34,821	$21,219	$140,272

December 31, 2013
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$153,684	$14,366	$64,974	$—	$233,024
Total assets	163,169	14,416	66,168	27,005	270,758
Total liabilities	16,797	1,342	236	12	18,387
Members' equity	146,372	13,074	65,932	26,993	252,371
NGHC's 50% ownership interest	$73,186	$6,537	$32,966	$13,497	$126,186

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in the LSC Entities for the three and nine months ended September 30, 2014 and 2013.

Three Months Ended September 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(4,524)	$326	$1,255	$490	$(2,453)
Total expenses	240	9	111	96	456
Net income (loss)	$(4,764)	$317	$1,144	$394	$(2,909)
NGHC's ownership interest	$(2,382)	$158	$572	$197	$(1,455)

Three Months Ended September 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$(3,408)	$(1,013)	$5,727	$1,306
Total expenses	856	(20)	397	1,233
Net income (loss)	$(4,264)	$(993)	$5,330	$73
NGHC's ownership interest	$(2,132)	$(496)	$2,665	$37

Nine Months Ended September 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(13,036)	$183	$(4,809)	$14,935	$(2,727)
Total expenses	1,036	20	535	861	2,452
Net income (loss)	$(14,072)	$163	$(5,344)	$14,074	$(5,179)
NGHC's ownership interest	$(7,036)	$81	$(2,672)	$7,037	$(2,590)

Nine Months Ended September 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$1,790	$(4,874)	$6,085	$3,001
Total expenses	2,056	4	861	2,921
Net income (loss)	$(266)	$(4,878)	$5,224	$80
NGHC's ownership interest	$(133)	$(2,439)	$1,820	$(752)

The LSC Entities account for investments in life settlements in accordance with ASC 325-30, "Investments in Insurance Contracts", which states that an investor shall elect to account for its investments in life settlement contracts by using either the investment method or the fair value method. The election is made on an instrument-by-instrument basis and is irrevocable. The LSC Entities have elected to account for these policies using the fair value method. As no comparable market pricing is available, the LSC Entities determine fair value based upon their estimate of the discounted cash flow related to policies (net of the reserves for improvements in mortality, the possibility that the high net worth individuals represented in their portfolios may have access to better health care, the volatility inherent in determining the life expectancy of insureds with significant reported health impairments, the possibility that the issuer of the policy or a third party will contest the payment of the death benefit payable to the LSC Entities, and the future expenses related to the administration of the portfolio), which incorporates current life expectancy assumptions, premium payments, the credit exposure to the insurance company that issued the life settlement contracts and the rate of return that a buyer would require on the contracts.

The fair value of life settlement contracts as well as life settlement profit commission liability is based on information available to the LSC Entities at the end of the reporting period. The LSC Entities consider the following factors in their fair value estimates: cost at date of purchase, recent purchases and sales of similar investments (if available and applicable), financial standing of the issuer, changes in economic conditions affecting the issuer, maintenance cost, premiums, benefits, standard actuarially developed mortality tables and life expectancy reports prepared by nationally recognized and independent third party medical underwriters. The LSC Entities estimate the fair value of a life insurance policy by applying an investment discount rate based on the cost of funding their life settlement contracts as compared to returns on investments in asset classes with comparable credit quality, which the LSC Entities have determined to be 7.5%, to the expected cash flow generated by the policies in the life settlement portfolio (death benefits less premium payments), net of policy specific adjustments and reserves. In order to confirm the integrity of their calculation of fair value, the LSC Entities, quarterly, retain an independent third-party actuary to verify that the actuarial modeling used by the LSC Entities to determine fair value was performed correctly and that the valuation, as determined through the LSC Entities’ actuarial modeling, is consistent with other methodologies. The LSC Entities consider this information in their assessment of the reasonableness of the life expectancy and discount rate inputs used in the valuation of these investments.

The LSC Entities adjust the standard mortality for each insured for the insured’s life expectancy based on reviews of the insured’s medical records. The LSC Entities establish policy specific reserves for the following uncertainties: improvements in mortality, the possibility that the high net worth individuals represented in their portfolio may have access to better health care, the volatility inherent in determining the life expectancy of insureds with significant reported health impairments, the possibility that the issuer of the policy or a third party will contest the payment of the death benefit payable to the LSC Entities, and the future expenses related to the administration of the portfolio. The application of the investment discount rate to the expected cash flow generated by the portfolio, net of the policy specific reserves, yields the fair value of the portfolio. The effective discount rate reflects the relationship between the fair value and the expected cash flow gross of these reserves.

The following summarizes data utilized in estimating the fair value of the portfolio of life insurance policies as of September 30, 2014 and December 31, 2013 and only includes data for policies to which the LSC Entities assigned value at those dates:

	September 30, 2014	December 31, 2013
Average age of insured	81.1 years	80.1 years
Average life expectancy, months(1)	121	131
Average face amount per policy	$6,616	$6,611
Effective discount rate(2)	13.9%	14.2%

(1)  Standard life expectancy as adjusted for specific circumstances.
(2)  Effective Discount Rate ("EDR") is the LSC Entities' estimated internal rate of return on its life settlement contract portfolio and is determined from the gross expected cash flows and valuation of the portfolio. The valuation of the portfolio is calculated net of all reserves using a 7.5% discount rate. The EDR is implicit of the reserves and the gross expected cash flows of the portfolio. The LSC Entities anticipate that the EDR's range is between 12.5% and 17.5% and reflects the uncertainty that exists surrounding the information available as of the reporting date. As the accuracy and reliability of information improves (declines), the EDR will decrease (increase). The change in the EDR from December 31, 2013 to September 30, 2014 resulted from routine updating of life expectancies and other factors relating to operational risk.
The LSC Entities' assumptions are, by their nature, inherently uncertain and the effect of changes in estimates may be significant. The fair value measurements used in estimating the present value calculation are derived from valuation techniques generally used in the industry that include inputs for the asset that are not based on observable market data. The extent to which the fair value could reasonably vary in the near term has been quantified by evaluating the effect of changes in significant underlying assumptions used to estimate the fair value amount. If the life expectancies were increased or decreased by 4 months and the discount factors were increased or decreased by 1% while all other variables were held constant, the carrying value of the investment in life insurance policies would increase or (decrease) by the unaudited amounts summarized below as of September 30, 2014 and December 31, 2013:

	Change in life expectancy
	Plus 4 Months	Minus 4 Months
Investment in life policies:
September 30, 2014	$(35,729)	$37,059
December 31, 2013	$(29,537)	$31,313

	Change in discount rate(1)
	Plus 1%	Minus 1%
Investment in life policies:
September 30, 2014	$(23,470)	$26,361
December 31, 2013	$(20,055)	$22,605

(1)  Discount rate is a present value calculation that considers legal risk, credit risk and liquidity risk and is a component of EDR.

The Company and AmTrust are committed to providing additional capital support to the LSC Entities to keep the life settlement policies in-force. The Company and AmTrust, each, are committed to provide 50% of the additional required capital. Below is a summary of premiums to be paid by the LSC Entities for each of the five succeeding fiscal years to keep the existing life insurance policies in force as of September 30, 2014. The actual capital commitment may differ from the amounts shown based on policy lapses and terminations, death benefits received and other operating cash flows of the LSC Entities:

Premiums Due on Life Settlement Contracts
2014	$42,790
2015	47,738
2016	61,273
2017	41,266
2018	41,074
Thereafter	567,317
Total	$801,458

In August 2011, the Company formed 800 Superior, LLC with AmTrust, for the purposes of acquiring an office building in Cleveland, Ohio. The cost of the building was approximately $7,500. AmTrust has been appointed managing member of 800 Superior, LLC. The Company and AmTrust each have a 50% ownership interest in 800 Superior, LLC for which the Company is not the primary beneficiary. Additionally, in 2012, the Company entered into an office lease with 800 Superior, LLC for approximately 134,000 square feet (see Note 15, "Related Party Transactions"). The lease period is for 15 years and the Company paid 800 Superior, LLC $561 and $1,683, respectively, for the three and nine months ended September 30, 2014. For the three and nine months ended September 30, 2013, the Company paid 800 Superior, LLC $536 and $1,607, respectively.

In September 2012, the Company formed East Ninth & Superior, LLC and 800 Superior NMTC Investment Fund II, LLC with AmTrust (collectively “East Ninth & Superior”) (see Note 15, "Related Party Transactions"). The Company and AmTrust each have a 50% ownership interest in East Ninth & Superior, LLC and a 24.5% in 800 Superior NMTC Investment Fund II, LLC for which the Company is not a primary beneficiary.

The following tables present the investment activity in 800 Superior, LLC and East Ninth & Superior.

Nine Months Ended September 30, 2014	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,863	$4,009	$6,872
Contributions	14	—	14
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(576)	68	(508)
Change in equity method investments	(562)	68	(494)
Balance at end of period	$2,301	$4,077	$6,378

Nine Months Ended September 30, 2013	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,671	$4,066	$6,737
Contributions	1,225	—	1,225
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(292)	64	(228)
Change in equity method investments	933	64	997
Balance at end of period	$3,604	$4,130	$7,734

The following tables summarize total assets and total liabilities as of September 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior.

September 30, 2014
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$25,227	$21,009	$46,236
Total Liabilities	20,624	12,855	33,479
Members Equity	4,603	8,154	12,757
NGHC's 50% ownership interest	$2,301	$4,077	$6,378

December 31, 2013
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$26,528	$20,860	$47,388
Total Liabilities	20,801	12,841	33,642
Members Equity	5,727	8,019	13,746
NGHC's 50% ownership interest	$2,863	$4,009	$6,872

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior for the three and nine months ended September 30, 2014 and 2013.

Three Months Ended September 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,297	$—	$1,297
Expenses	1,663	(54)	1,609
Net Income (Loss)	$(366)	$54	$(312)
NGHC's 50% ownership interest	$(183)	$27	$(156)

Three Months Ended September 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,270	$—	$1,270
Expenses	1,435	166	1,601
Net Income (Loss)	$(165)	$(166)	$(331)
NGHC's 50% ownership interest	$(82)	$(83)	$(165)

Nine Months Ended September 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$3,715	$—	$3,715
Expenses	4,867	(136)	4,731
Net Income (Loss)	$(1,152)	$136	$(1,016)
NGHC's 50% ownership interest	$(576)	$68	$(508)

Nine Months Ended September 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$3,645	$—	$3,645
Expenses	4,230	(129)	4,101
Net Income (Loss)	$(585)	$129	$(456)
NGHC's 50% ownership interest	$(292)	$64	$(228)

The Company also has a 34.74% ownership interest in American Tax Credit Georgia Fund III, LLC (“ATC”), which in turn is an investor in apartment complexes that qualify for credits under the Georgia Affordable Housing Act. Unrelated third parties own the remaining 65.26% interest in ATC. The Company’s interest in ATC as of September 30, 2014 and December 31, 2013 was $0 and $135, respectively.

For the three and nine months ended September 30, 2014, the Company recorded equity in earnings (losses) from ATC in the amount of $0 and $(131), respectively. For the three and nine months ended September 30, 2013, the Company recorded equity in earnings (losses) from ATC in the amount of $(65) and $(196), respectively.